STABLECOINS	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
STABLECOINS

NOTE 3 - STABLECOINS

The following table provides a roll-forward of stablecoins measured at fair value on a recurring basis for the year ended June 30, 2026:

	Quantity	Fair Value
Balance as of June 30, 2025		$-
Addition of USDT	3,152,200	3,152,200
Disposal of USDT	(3,150,049)	(3,150,049)
Balance as of June 30, 2026	2,151	$2,151

The Company uses the first-in, first-out method to track the cost basis of USDT. The cost basis of USDT acquired equals the consideration transferred at the date of acquisition. The disposal gain or loss is recognized as the difference between disposal proceeds and the cost basis of the USDT disposed. As of June 30, 2026, the cost of stablecoins held by the Company was $2,151. For nature of the movements, refer to Notes 4, 7 and 17.